Financial instruments related to commodity contracts - Offsetting of financial assets and financial liabilities (Details) - Derivative financial instruments related to commodity contracts - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 7,565	$ 22,380	$ 25,125
Gross value before offsetting - liabilities	(8,203)	(20,934)	(18,879)
Amounts offset - assets	(553)	(2,160)	(2,713)
Amounts offset - liabilities	553	2,160	2,713
Net balance sheet value presented - assets	7,012	20,220	22,412
Net balance sheet value presented - liabilities	(7,650)	(18,774)	(16,166)
Other amounts not offset - collateral received		(406)
Other amounts not offset - collateral pledged	109		726
Net carrying amount after other amounts not offset	(529)	1,040	6,972
Fair value	(638)	1,446	6,246
Fair value after other amounts not offset	(529)	1,040	6,972
Gas & Power activities
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	6,533	21,438	24,215
Gross value before offsetting - liabilities	(6,494)	(19,091)	(17,832)
Amounts offset - assets	(280)	(2,013)	(2,341)
Amounts offset - liabilities	280	2,013	2,341
Net balance sheet value presented - assets	6,253	19,425	21,874
Net balance sheet value presented - liabilities	(6,214)	(17,078)	(15,491)
Other amounts not offset - collateral received		(406)
Other amounts not offset - collateral pledged	109		382
Net carrying amount after other amounts not offset	148	1,941	6,765
Fair value	39	2,347	6,383	$ (1,928)
Fair value after other amounts not offset	148	1,941	6,765
Gas & Power activities | Swaps
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	116	1,268	92
Gross value before offsetting - liabilities	(125)	(449)	(385)
Amounts offset - assets	(27)	(18)	(35)
Amounts offset - liabilities	27	18	35
Net balance sheet value presented - assets	89	1,250	57
Net balance sheet value presented - liabilities	(98)	(431)	(350)
Net carrying amount	(9)	819	(293)
Fair value	(9)	819	(293)
Gas & Power activities | Forwards
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	5,875	18,014	21,752
Gross value before offsetting - liabilities	(6,369)	(18,638)	(16,954)
Amounts offset - assets	(253)	(1,994)	(2,120)
Amounts offset - liabilities	253	1,994	2,120
Net balance sheet value presented - assets	5,622	16,020	19,632
Net balance sheet value presented - liabilities	(6,116)	(16,644)	(14,834)
Net carrying amount	(494)	(624)	4,798
Fair value	(494)	(624)	4,798
Gas & Power activities | Options
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	540	2,143	1,953
Gross value before offsetting - liabilities		(1)	(63)
Amounts offset - assets		(1)	(3)
Amounts offset - liabilities		1	3
Net balance sheet value presented - assets	540	2,142	1,950
Net balance sheet value presented - liabilities			(60)
Net carrying amount	540	2,142	1,890
Fair value	540	2,142	1,890
Gas & Power activities | Futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	2	13	418
Gross value before offsetting - liabilities		(3)	(430)
Amounts offset - assets			(183)
Amounts offset - liabilities			183
Net balance sheet value presented - assets	2	13	235
Net balance sheet value presented - liabilities		(3)	(247)
Net carrying amount	2	10	(12)
Fair value	2	10	(12)
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	1,032	942	910
Gross value before offsetting - liabilities	(1,709)	(1,843)	(1,047)
Amounts offset - assets	(273)	(147)	(372)
Amounts offset - liabilities	273	147	372
Net balance sheet value presented - assets	759	795	538
Net balance sheet value presented - liabilities	(1,436)	(1,696)	(675)
Other amounts not offset - collateral pledged			344
Net carrying amount after other amounts not offset	(677)	(901)	207
Fair value	(677)	(901)	(137)	$ (310)
Fair value after other amounts not offset	$ (677)	(901)	207
Maximum maturity of most derivatives	1 year
Crude oil, petroleum products and freight rates activities | Swaps
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 66	122	245
Gross value before offsetting - liabilities	(50)	(114)	(289)
Amounts offset - assets	(28)	(58)	(166)
Amounts offset - liabilities	28	58	166
Net balance sheet value presented - assets	38	64	79
Net balance sheet value presented - liabilities	(22)	(56)	(123)
Net carrying amount	16	8	(44)
Fair value	16	8	(44)
Crude oil, petroleum products and freight rates activities | Forwards
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	655	631	411
Gross value before offsetting - liabilities	(1,348)	(1,489)	(444)
Amounts offset - assets	(13)	(7)	(88)
Amounts offset - liabilities	13	7	88
Net balance sheet value presented - assets	642	624	323
Net balance sheet value presented - liabilities	(1,335)	(1,482)	(356)
Net carrying amount	(693)	(858)	(33)
Fair value	(693)	(858)	(33)
Crude oil, petroleum products and freight rates activities | Options
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	23	76	68
Gross value before offsetting - liabilities	(97)	(227)	(236)
Amounts offset - assets	(23)	(69)	(40)
Amounts offset - liabilities	23	69	40
Net balance sheet value presented - assets		7	28
Net balance sheet value presented - liabilities	(74)	(158)	(196)
Net carrying amount	(74)	(151)	(168)
Fair value	(74)	(151)	(168)
Crude oil, petroleum products and freight rates activities | Futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	1
Net balance sheet value presented - assets	1
Net carrying amount	1
Fair value	1
Crude oil, petroleum products and freight rates activities | Options on futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	287	113	186
Gross value before offsetting - liabilities	(214)	(13)	(78)
Amounts offset - assets	(209)	(13)	(78)
Amounts offset - liabilities	209	13	78
Net balance sheet value presented - assets	78	100	108
Net balance sheet value presented - liabilities	(5)
Net carrying amount	73	100	108
Fair value	$ 73	$ 100	$ 108